KEY MANAGEMENT PERSONNEL'S REMUNERATION - Other key management personnel's (excluding Directors') remuneration (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) employee	Dec. 31, 2019 CNY (¥) employee	Dec. 31, 2018 CNY (¥) employee
Disclosure of transactions between related parties [line items]
Pension scheme contributions	¥ 900	¥ 1,075
Amount paid/payable during the year	7,968	7,943	¥ 8,406
Other key management personnel (excluding Directors) [member]
Disclosure of transactions between related parties [line items]
Short term employee benefits	10	13	9
Pension scheme contributions	1	1	1
Amount paid/payable during the year	¥ 11	¥ 14	¥ 10
Number of employees | employee	10	7	9
Other key management personnel (excluding Directors) [member] | Nil to RMB2,000,000 [member]
Disclosure of transactions between related parties [line items]
Number of employees | employee	10	4	9
Other key management personnel (excluding Directors) [member] | RMB2,000,001 to RMB2,500,000 [member]
Disclosure of transactions between related parties [line items]
Number of employees | employee	0	3	0